NET TRADING INCOME (Details) - Schedule of Net Gains (Losses) Held For Trading - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net income arising on assets and liabilities mandatorily held at fair value through profit or loss:
Net gains (losses) on financial instruments held for trading	£ 427	£ 127	£ 180
Other financial instruments mandatorily held at fair value through profit or loss:
Debt securities, loans and advances	25	11	132
Equity shares	(3)	86	239
	449	224	551
Net (expense) income arising on assets and liabilities designated at fair value through profit or loss	(214)	(183)	(144)
Securities and other gains	£ 235	£ 41	£ 407